Intangible Assets (Summary Of Gross Goodwill And Accumulated Impairment Losses And Write-Offs Detailed By Reportable Segments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Gross goodwill	$ 345,927,000		$ 341,938,000		$ 334,237,000	$ 333,654,000
Accumulated impairments	(114,123,000)		(114,123,000)		(114,123,000)	(114,123,000)
Accumulated divestiture related write-offs	(85,872,000)		(85,872,000)		(85,872,000)	(85,872,000)
Goodwill	145,932,000		141,943,000		134,242,000	133,659,000
Additions	3,989,000	[1]	7,701,000	[1]	583,000
Impairments	0		0		0
Divestitures	0		0		0
Net change in goodwill	3,989,000		7,701,000		583,000
Non Strategic [Member]
Goodwill [Line Items]
Gross goodwill	199,995,000		199,995,000		199,995,000	199,995,000
Accumulated impairments	(114,123,000)		(114,123,000)		(114,123,000)	(114,123,000)
Accumulated divestiture related write-offs	(85,872,000)		(85,872,000)		(85,872,000)	(85,872,000)
Goodwill	0		0		0	0
Additions	0		0		0
Impairments	0		0		0
Divestitures	0		0		0
Net change in goodwill	0		0		0
Regional Banking [Member]
Goodwill [Line Items]
Gross goodwill	47,928,000		43,939,000		36,238,000	36,238,000
Accumulated impairments	0		0		0	0
Accumulated divestiture related write-offs	0		0		0	0
Goodwill	47,928,000		43,939,000		36,238,000	36,238,000
Additions	3,989,000		7,701,000		0
Impairments	0		0		0
Divestitures	0		0		0
Net change in goodwill	3,989,000		7,701,000		0
Capital Markets [Member]
Goodwill [Line Items]
Gross goodwill	98,004,000		98,004,000		98,004,000	97,421,000
Accumulated impairments	0		0		0	0
Accumulated divestiture related write-offs	0		0		0	0
Goodwill	98,004,000		98,004,000		98,004,000	97,421,000
Additions	0		0		583,000
Impairments	0		0		0
Divestitures	0		0		0
Net change in goodwill	$ 0		$ 0		$ 583,000

[1]	See Note 2 - Acquisitions & Divestures for further details regarding goodwill related to acquisitions.